SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2023
SUBSEQUENT EVENT
SUBSEQUENT EVENT

27. SUBSEQUENT EVENT

In January 2024, Recurrent Energy B.V., a subsidiary of the Company, entered into a purchase and sale agreement with GRP IV UK Holdco Limited (a Climate Infrastructure business fund by BlackRock) to issue Series A convertible redeemable preferred shares of Recurrent Energy B.V. Under the purchase and sale agreement, BlackRock will invest $500 million in two tranches, representing 20% of its voting rights on an as-converted basis, subject to regulatory approvals and certain terms and conditions.